Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions

24.Related party transactions

A related party under IFRS is a person or entity that is related to the Group. These include both people and entities that have, or are subject to, influence or control over the Group.

Related parties

Upon the completion of the demerger on 18 July 2022, GSK ceased to be a related party of the Group under IAS 24, ‘Related Party Disclosures’.

On 21 March 2024, the Company purchased 102m Haleon ordinary shares from Pfizer with an aggregate purchase price of £315m. The purchase was made pursuant to the terms of the share purchase deed between Haleon and Pfizer which was approved by Haleon's shareholders at its Annual General Meeting in 2023.

On 3 October 2024, the Company purchased 60.5m Haleon ordinary shares from Pfizer with an aggregate purchase price of £230m. The purchase was made pursuant to the terms of the share purchase deed between Haleon and Pfizer which was approved by Haleon's shareholders at its Annual General Meeting in 2024.

Pfizer Inc. undertook a number of transactions during the year which reduced Pfizer's voting rights. Following completion of Pfizer's sell-down on 3 October 2024 their voting rights reduced to 15%. Following this, Pfizer ceased to be a related party of the Group under IAS 24, 'Related Party Disclosures' and therefore only balances that occurred before 3 October 2024 will be disclosed below.

The Group undertook significant transactions with entities from within GSK during the period ended 18 July 2022, and with entities from within Pfizer for the year ended 31 December 2022.

The Group had transactions with related parties under manufacture and supply agreements, distribution agreements, support service agreements, provision of research and development, toll-manufacturing services and transitional services agreements. In addition, the Group earned net interest income resulting from funds lent to GSK. All related party transactions are undertaken at arm’s length in accordance with the Group transfer pricing policy.

Where the legal completion of local transfer of assets and liabilities has been delayed, but the Group is able to exercise control over the relevant activities, the relevant net assets and profits have been recognised in the results.

Transaction values for the year ended 31 December (unless otherwise indicated):

	Pfizer companies			GSK companies
	2024 £m	2023 £m	2022 £m	Period ended 18 July 2022 £m
Sales of goods	–	–	–	91
Purchases of goods	–	–	–	(41)
Services, royalties, and other income	–	–	–	74
Services, royalties, and other expense	–	–	(5)	(135)
Interest income	–	–	12	30
Interest expense	–	–	–	(2)
Dividend paid	165	124	3,801	8,129

Balance outstanding as at 31 December:

	Pfizer companies		GSK companies
	2024 £m	2023 £m	2024 £m	2023 £m
Other amounts owing from related parties	–	–	34	32

As at 31 December 2024, other amounts owing from GSK of £34m (2023: £32m) comprise balances arising from arrangements set up with GSK before the demerger activities. Since these balances occurred when GSK was still a related party of the Group, they are disclosed in the table above.